Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 211,555	$ 60,705	$ 22,804
Accounts receivable, net	42,132	43,380	27,589
Prepaid expenses	10,674	8,703	4,367
Deferred income taxes			968
Income tax receivable	410	425	319
Other current assets	2,170	2,058	918
Total current assets	266,941	115,271	56,965
Property and equipment, net	56,887	54,616	37,199
Goodwill	18,271	18,447	15,868
Intangible assets, net of accumulated amortization	2,565	3,286	2,562
Deferred income taxes			9,572
Other assets	2,147	1,664	791
Total assets	346,811	193,284	122,957
Current Liabilities:
Accounts payable	5,695	8,124	2,858
Accrued liabilities	12,098	10,725	8,199
Accrued compensation and related expenses	12,224	14,167	10,143
Current portion of long-term obligations and other	1,455	4,787	3,860
Deferred revenue	44,286	39,273	31,600
Total current liabilities	75,758	77,076	56,660
Long-term obligations and other	2,815	2,307	1,703
Long-term portion of accrued straight-line rent	2,664	2,827	1,524
Long-term portion of debt		13,333	6,667
Total liabilities	81,237	95,543	66,554
Redeemable convertible preferred stock:
Series E, Series F and Series G redeemable convertible preferred stock, at respective redemption value. Authorized 4,912,646 shares, issued and outstanding 2,964,594 and 4,912,646 shares at December 31, 2010 and December 31, 2011, respectively		63,000	33,038
Stockholders' equity:
Common stock, $0.0005 par value. Authorized 74,000,000 and 300,000,000 shares at December 31, 2011 and June 30, 2012; issued and outstanding 8,460,488, 9,042,346, and 66,038,276 shares at December 31, 2010, December 31, 2011 and June 30, 2012, respectively	33	5	4
Additional paid in capital	420,377	17,031	9,246
Series A, Series B and Series D preferred stock, at respective issuance date fair value. Authorized 18,554,573 shares; issued and outstanding 16,554,573 and 18,554,573 shares at December 31, 2010 and December 31, 2011, respectively		164,894	124,921
Accumulated other comprehensive loss	(1,413)	(1,051)	(103)
Accumulated deficit	(153,423)	(146,138)	(110,703)
Total stockholders' equity	265,574	34,741	23,365
Total liabilities and stockholders' equity	$ 346,811	$ 193,284	$ 122,957